MyDestination 2055 Fund
GuideStone Funds MyDestination 2055 Fund
Investment Objective
The MyDestination 2055 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2055 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MyDestination 2055 Fund GS4 Class
Operating Expenses Column [Text]		GS4 Class
Management fee		0.10%
Other expenses	[1]	1.23%
Acquired Fund fees and expenses	[1]	1.03%
Total annual operating expenses		2.36%
Fee waiver & expense reimbursement	[2]	(1.13%)
Net annual operating expenses (after fee waiver & expense reimbursement)		1.23%
[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2013. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MyDestination 2055 Fund GS4 Class
Expense Example, By Year, Column [Text]	GS4 Class
1 Year	125
3 Years	628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.

• The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of January 2012.

	January	40 Years	30 Years	20 Years	10 Years	Retirement	5 Years	10 Years	15 Years
	2012	Before	Before	Before	Before	2055(3)	After	After	After
Fixed Income Select Funds(1)	5.00%	5.00%	6.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	0.00%	0.00%	0.00%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	5.00%	5.00%	5.50%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)	55.25%	55.25%	55.25%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	0.00%	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	8.77%	8.77%	8.53%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds	10.00%	10.00%	8.50%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	10.00%	10.00%	8.50%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%

(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

(3)	The retirement year of 2055 assumes that an investor retired at age 65.

• The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

• The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

• Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Because the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

• There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

• Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 20, 2011
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Central Index Key	dei_EntityCentralIndexKey	0001131013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 1, 2012
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
MyDestination 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds MyDestination 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MyDestination 2055 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses	gsf1131013_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2055 Fund.
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	gsf1131013_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund had not commenced operations prior to the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.

• The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.

• The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of January 2012.

	January	40 Years	30 Years	20 Years	10 Years	Retirement	5 Years	10 Years	15 Years
	2012	Before	Before	Before	Before	2055(3)	After	After	After
Fixed Income Select Funds(1)	5.00%	5.00%	6.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	0.00%	0.00%	0.00%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	5.00%	5.00%	5.50%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)	55.25%	55.25%	55.25%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	0.00%	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	8.77%	8.77%	8.53%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds	10.00%	10.00%	8.50%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	10.00%	10.00%	8.50%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%

(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

(3)	The retirement year of 2055 assumes that an investor retired at age 65.

• The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

• The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

• Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

• The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

• The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

• Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

• There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

• To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Because the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

• There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

• There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

• Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

• Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

• Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Performance	gsf1131013_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
MyDestination 2055 Fund | GS4 Class
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	GS4 Class
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.03%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.36%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Net annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.23%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	GS4 Class
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	628

[1]	Other expenses and acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2013. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.